Retirement-Related Benefits (Pensions Expected Payments) (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Total Expected Benefit Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2016	$ 5,698
Expected benefit payments, 2017	5,675
Expected benefit payments, 2018	5,714
Expected benefit payments, 2019	5,757
Expected benefit payments, 2020	5,868
Expected benefit payments, 2021-2025	29,625
Qualified U.S. Plan Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2016	3,513
Expected benefit payments, 2017	3,501
Expected benefit payments, 2018	3,501
Expected benefit payments, 2019	3,496
Expected benefit payments, 2020	3,548
Expected benefit payments, 2021-2025	17,279
Nonqualified U.S. Plans Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2016	118
Expected benefit payments, 2017	118
Expected benefit payments, 2018	120
Expected benefit payments, 2019	121
Expected benefit payments, 2020	122
Expected benefit payments, 2021-2025	604
Qualified Non-U.S. Plans Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2016	1,756
Expected benefit payments, 2017	1,751
Expected benefit payments, 2018	1,780
Expected benefit payments, 2019	1,814
Expected benefit payments, 2020	1,857
Expected benefit payments, 2021-2025	9,855
Nonqualified Non-U.S. Plans Payments, Defined Benefit Pension Plan
Expected Benefit Payments
Expected benefit payments, 2016	311
Expected benefit payments, 2017	306
Expected benefit payments, 2018	313
Expected benefit payments, 2019	326
Expected benefit payments, 2020	341
Expected benefit payments, 2021-2025	1,888
Total Expected Benefit Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2016	424
Expected benefit payments, 2017	434
Expected benefit payments, 2018	439
Expected benefit payments, 2019	448
Expected benefit payments, 2020	447
Expected benefit payments, 2021-2025	2,087
U.S. Plan Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2016	393
Expected benefit payments, 2017	399
Expected benefit payments, 2018	401
Expected benefit payments, 2019	406
Expected benefit payments, 2020	401
Expected benefit payments, 2021-2025	1,797
Postretirement Medical Plans with Prescription Drug Benefits
Total Subsidy received by the company under Medicare Prescription Drug Improvement and Modernization Act of 2003	1	$ 23
Qualified Non-U.S. Plans Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2016	5
Expected benefit payments, 2017	6
Expected benefit payments, 2018	6
Expected benefit payments, 2019	7
Expected benefit payments, 2020	7
Expected benefit payments, 2021-2025	49
Nonqualified Non-U.S. Plans Payments, Nonpension Postretirement Benefit Plan
Expected Benefit Payments
Expected benefit payments, 2016	26
Expected benefit payments, 2017	30
Expected benefit payments, 2018	33
Expected benefit payments, 2019	35
Expected benefit payments, 2020	39
Expected benefit payments, 2021-2025	$ 240